Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Operating lease liabilities		¥ 305,392	$ 43,014	¥ 342,874
Allowance for credit losses		1,759	248	9,673
Accrued expenses and other current liabilities		508	72	3,490
Government subsidies		22,500	3,169	15,000
Tax losses carried forward		2,907,178	409,467	2,939,938
Less: valuation allowances	[1]	(2,928,993)	(412,540)	(2,963,673)
Total deferred tax assets, net		308,344	43,430	347,302
Deferred tax liabilities:
Operating lease right-of-use assets		(305,392)	(43,014)	(342,874)
Accelerated tax depreciation		(2,952)	(416)	(4,428)
Total deferred tax liabilities, net		(308,344)	(43,430)	(347,302)
Deferred tax assets/liabilities, net		¥ 0	$ 0	¥ 0

[1]	The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2022 and 2023. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.